Balance Sheet Details - Schedule of Prepaid Expense and Other Current Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Offsetting [Abstract]
Prepaid insurance	$ 173,617	$ 179,143	$ 9,808
Other receivable	23,345	131,865
Deferred issuance costs	251,963	0
Other	617,876	205,544
Total	$ 1,066,801	$ 516,552	$ 214,979